Summary of significant accounting policies (Schedule of Retained Earnings Adjustments for Adopting ASC 606) (Details) - USD ($)		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real estate properties development completed		$ 632,359,691		$ 840,393,193	$ 477,179,252
Real estate properties under development		4,068,716,308		1,996,000,653	1,719,135,164
Other current assets		520,391		798,920
Other non-current assets		137,062,313		44,501,252
Customer deposits		1,921,851,255	$ 2,040,385,658	438,341,713
Total equity		745,645,149		$ 1,057,013,126	$ 916,152,178	$ 935,951,602
Accounting Standards Update 2014-09 [Member]
Real estate properties development completed	[1]	71,301,194	35,131,913
Real estate properties under development	[1]	917,864,641	1,176,119,731
Other current assets	[1],[2]	7,671,716	(61,184,518)
Contract assets	[3]	21,779,221	15,575,829
Other non-current assets	[4]	25,275,617	68,159,350
Customer deposits	[1]	1,218,622,666	1,602,043,945
Other current liabilities	[1]	(28,304,396)	(17,664,865)
Total non-current liabilities	[4]	(13,869,109)	(35,343,873)
Total equity	[1],[2],[3],[4]	$ (132,556,772)	(315,232,902)
Previously Reported [Member]
Real estate properties development completed	[1]		840,393,193
Real estate properties under development	[1]		1,996,000,653
Other current assets	[1],[2]		2,233,818,635
Contract assets	[3]		0
Other non-current assets	[4]		1,314,221,789
Customer deposits	[1]		438,341,713
Other current liabilities	[1]		3,236,477,785
Total non-current liabilities	[4]		1,652,601,646
Total equity	[1],[2],[3],[4]		1,057,013,126
Restatement Adjustment [Member]
Real estate properties development completed	[1]		875,525,106
Real estate properties under development	[1]		3,172,120,384
Other current assets	[1],[2]		2,172,634,117
Contract assets	[3]		15,575,829
Other non-current assets	[4]		1,382,381,139
Customer deposits	[1]		2,040,385,658
Other current liabilities	[1]		3,218,812,920
Total non-current liabilities	[4]		1,617,257,773
Total equity	[1],[2],[3],[4]		$ 741,780,224

[1]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion (“POC”) method. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include a specific term on enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. For contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the customer.
[2]	Real estate management services income Upon adopting ASC 606, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group recognized the cumulative impact by increasing accounts receivable, accumulated other comprehensive income and retained earnings by US$5.5 million, US$0.1 million and US$4.0 million, respectively, as of January 1, 2018. As of December 31, 2018, the effect of adopting ASC 606 increased accounts receivable, general and administrative expenses, revenue and retained earnings by US$6.8 million, US$0.7 million US$1.9 million and US$5.2 million, respectively, and decreased accumulated other comprehensive income by US$0.1 million.
[3]	Incremental cost to obtain a contract Under ASC 606, the Group recognizes incremental costs of obtaining real estate sales, such as sales commissions, as an asset instead of expensing as incurred under the legacy guidance. Therefore, upon adoption of ASC 606, contract assets, accumulated other comprehensive income and retained earnings increased by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of January 1, 2018. As of December 31, 2018, the effect of adopting ASC 606 increased contract assets and retained earnings by US$21.8 million and US$18.5 million, respectively, and decreased selling and distribution expenses and accumulated other comprehensive income by US$7.2 million and US$0.4 million.
[4]	Income taxes The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon the adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, decreased deferred tax liabilities by US$35.3 million, increased accumulated other comprehensive income by US$3.4 million and increased retained earnings by US$100.1 million as of January 1, 2018. And the effect of adopting ASC 606 increased deferred tax assets by US$25.3 million, decreased deferred tax liabilities by US$13.9 million, increased income taxes by US$50.6 million and decreased retained earnings by US$11.4 million as of December 31, 2018.